ACQUISITIONS AND DIVESTITURES - EAST TEXAS ASSET ACQUISITION (Details) - EAST TEXAS ASSET ACQUISITION $ in Thousands	Apr. 25, 2022 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Collaborative agreement proportion of working interests in acquiree	52.50%
Asset acquisition, consideration paid	$ 47,468
Transaction costs	$ 1,550